DERIVATIVE INSTRUMENTS (Details 6) - Gold [Member]	12 Months Ended
	Dec. 31, 2018 USD ($) oz
Disclosure of derivative instruments [Line Items]
Gold Call Contracts Sold Quantity Outstanding	192,000
Gold Call Contracts Purchased Quantity Outstanding	192,000
Gold Call Contracts Sold Remaining Contractual term	2019 years
Gold Call Contracts Purchased Remaining Contractual term	2019 years
Gold Call Contracts Sold Exercise Price	1,300
Gold Call Contracts Purchased Exercise Price	1,230
Gold Call Contracts Sold Fair Value Assets Liability | $	$ (8.0)	[1]
Gold Call Contracts Purchased Fair Value Assets Liability | $	$ 3.2	[1]

[1]	The Company presents the fair value of its put and call options on a net basis on the consolidated statements of financial position. The Company has a legally enforceable right to set off the amounts under its option contracts and intends to settle on a net basis.